Disclosure of Fair Value Gain or Loss (Details) $ in Thousands	6 Months Ended
Jul. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period:
Initial recognition	97,482
Fair Value through profit and loss	10,599
Conversion of warrants	(108,081)
Cash collected on exercise of put options	33,500
Shares issued on exercise of put options	(33,500)
Balance at the end of the period
Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period:	2,149
Foreign exchange movements	3
Interest	43
Fair Value through profit and loss
Exchange to ordinary shares	(2,195)
Balance at the end of the period
Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period:	451
Foreign exchange movements
Interest
Fair Value through profit and loss	195
Exchange to ordinary shares	(646)
Balance at the end of the period
Balance at the beginning of the period:
Initial recognition	97,482
Fair Value through profit and loss	10,599
Conversion of warrants	(108,081)
Cash collected on exercise of put options
Shares issued on exercise of put options
Balance at the end of the period
April 2020 Notes [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period:	2,600
Foreign exchange movements	3
Interest	43
Fair Value through profit and loss	195
Exchange to ordinary shares	(2,841)
Balance at the end of the period
Put Options [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period:
Initial recognition
Fair Value through profit and loss
Conversion of warrants
Cash collected on exercise of put options	33,500
Shares issued on exercise of put options	(33,500)
Balance at the end of the period